Equity (Details) - Schedule of equity (Parentheticals) - Ordinary shares [member] - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Equity (Details) - Schedule of equity (Parentheticals) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	34,154,062	34,154,062
Common stock, shares outstanding	34,154,062	34,154,062